Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	At December 31,
	2024	2023	2022
Current	$158,819	$220,915	$308,043
Over provision in prior years	(92,865)	-	-
Deferred	(58,540)	(16,702)	(1,499)
Total	$7,414	$204,213	$306,544

Schedule of Net Deferred Tax Assets and Deferred Tax Liabilities and their Movements	The effect of temporary differences that gave rise to net deferred tax assets and deferred tax liabilities and their movements were as follows:
	Allowance for Credit Losses	Accelerated Tax Depreciation	Total
Balance as of January 1, 2022	$(44,089)	$70,112	$26,023
Credited to statements of operations	(1,234)	(265)	(1,499)
Balance as of December 31, 2022	(45,323)	69,847	24,524
(Credited) charged to statements of operations	(30,708)	14,006	(16,702)
Balance as of December 31, 2023	(76,031)	83,853	7,822
Credited to statements of operations	(55,049)	(3,491)	(58,540)
Balance as of December 31, 2024	$(131,080)	$80,362	$(50,718)

Schedule of Income Tax Rate Reconciliation

Reconciliation of actual income taxes to income taxes at the expected Malaysia corporate income tax rate is as follows:

	Years Ended December 31,
	2024	2023	2022
Net income before income tax expense	$119,017	$695,614	$1,285,359
Tax effect at the Malaysia corporate tax rate of 24%	28,564	166,947	308,486
Tax effect of preferential tax rate	-	(9,873)	(9,549)
Non-deductible expenditure	75,535	51,351	19,311
Income not subject to tax	(2,550)	(2,559)	(3,179)
Double tax deduction/ tax incentives	(1,270)	(1,653)	(8,525)
Over provision in prior years	(92,865)	-	-
Total	$7,414	$204,213	$306,544